Tortoise Energy Infrastructure Corporation
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2021
	Shares	Fair Value
Master Limited Partnerships - 71.4%(1)
Crude Oil Pipelines - 10.8%(1)
United States - 10.8%(1)
NuStar Energy L.P.	1,168,071	$18,981,154
Plains All American Pipeline, L.P.	2,606,368	24,317,413
		43,298,567
Renewable Infrastructure - 2.0%(1)
United States - 2.0%(1)
Enviva Partners LP	146,500	7,916,860

Natural Gas/Natural Gas Liquids Pipelines - 26.3%(1)
United States - 26.3%(1)
DCP Midstream, LP	1,066,664	27,797,264
Energy Transfer LP	3,519,682	32,733,043
Enterprise Products Partners L.P.	2,007,979	44,697,613
		105,227,920
Natural Gas Gathering/Processing - 6.3%(1)
United States - 6.3%(1)
Crestwood Equity Partners LP	53,691	1,414,758
Western Midstream Partners, LP	1,208,303	23,851,901
		25,266,659
Refined Product Pipelines - 26.0%(1)
United States - 26.0%(1)
Holly Energy Partners, L.P.	365,340	6,795,324
Magellan Midstream Partners, L.P.	885,537	43,577,276
MPLX LP(2)	1,751,335	49,247,540
Phillips 66 Partners LP	128,517	4,594,483
		104,214,623

Total Master Limited Partnerships (Cost $272,831,786)		285,924,629

Common Stock - 46.0%(1)
Renewable Infrastructure - 9.6%(1)
United States - 9.6%(1)
Archaea Energy Inc. (3)	86,360	1,381,760
American Electric Power Co., Inc.	44,218	3,960,606
Atlantica Sustainable Infrastructure PLC	174,512	6,563,396
Clearway Energy Inc.	172,004	5,399,206
NextEra Energy Partners LP	264,253	21,121,742
		38,426,710
Energy Technology - 4.5%(1)
United States - 4.5%(1)
ArcLight Clean Transition Corp. II Class A (3)	141,144	1,362,040
Bluescape Opportunities Acquisition Corp. (3)	84,134	816,941
Climate Real Impact Solutions II Acquisition Corp. Class A (3)	109,361	1,057,521
ESM Acquisition Corp. (3)	140,294	1,349,628
EVgo Inc.(3)	203,064	1,864,128
Flame Acquisition Corp. (3)	117,800	1,141,482
Northern Genesis Acquisition Corp. III (3)	197,352	1,920,235
Peridot Acquisition Corp. II (3)	126,264	1,219,660
RMG Acquisition Corp III (3)	137,068	1,322,706
Sustainable Development Acquisition I Corp. (3)	137,067	1,328,179
Tech and Energy Transition Corp. (3)	307,837	2,967,549
Warrior Technologies Acquisition Co. Class A (3)	165,477	1,620,020
		17,970,089

Natural Gas/Natural Gas Liquids Pipelines - 26.0%(1)
United States - 26.0%(1)
DTE Energy Co.	32,880	3,956,779
Kinder Morgan Inc.	1,443,949	23,493,050
ONEOK, Inc.	640,927	33,661,485
The Williams Companies, Inc.	1,733,856	42,808,904
		103,920,218

Natural Gas Gathering/Processing - 5.9%(1)
United States - 5.9%(1)
Targa Resources Corp.	542,518	23,827,391

Total Common Stock (Cost $141,579,956)		184,144,408

Preferred Stock - 4.2%(1)
Natural Gas/Natural Gas Liquids Pipelines - 3.2%(1)
United States - 3.2%(1)
Altus Midstream Company, 7.000% (4)(5)	10,427	12,758,272

Renewable Infrastructure - 1.0%(1)
United States - 1.0%(1)
NextEra Energy, Inc.	72,016	3,879,502

Total Preferred Stock (Cost $13,927,321)		16,637,774

Corporate Bonds - 1.2%(1)
Refined Product Pipelines - 0.3%(1)
United States - 0.3%(1)
Buckeye Partners, 6.370%, 01/22/2078	1,200,000	1,092,000

Natural Gas Gathering/Processing - 0.9%(1)
United States - 0.9%(1)
Enlink Midstream Partners, 6.000%, Perpetual	5,100,000	3,827,550

Total Corporate Bonds (Cost $5,329,659)		4,919,550

Private Investments - 2.4%(1)
Renewables - 2.4%(1)
United States - 2.4%(1)
TK NYS Solar Holdco, LLC(4)(5)(6) (Cost $51,206,470)	N/A	9,667,291

Special Purpose Acquisition Company Warrants - 0.2%(1)
Energy Technology - 0.2%(1)
Arclight Clean Transition Corp. II Warrant (3)	28,229	28,229
Bluescape Opportunities Acquisition Corp. Warrant (3)	87,668	79,787
Climate Real Impact Solutions II Acquisition Corp. Warrant (3)	43,978	40,904
ESM Acquisition Corp. Warrant (3)	46,764	28,058
EVgo Inc. Warrant (3)	85,002	175,103
First Reserve Sustainable Growth Co Warrant (3)	25,198	15,875
Flame Acquisition Corp. Warrant (3)	58,900	50,000
Northern Genesis Acquisition Corp. III Warrant (3)	49,338	44,404
Peridot Acquisition Corp. Warrant (3)	25,253	19,192
Qell Acquisition Corp. Warrant (3)	37,935	60,696
RMG Acquisition Corp III Warrant (3)	27,413	24,672
Sustainable Development Acquisition Warrant (3)	68,533	45,239
Tech and Energy Transition Corp. Warrant (3)	102,612	65,559
Warrior Technologies Acquisition Co Warrant (3)	82,738	49,643
		727,361
Total Warrants (Cost $886,649)

Short-Term Investment - 0.1%(1)
United States Investment Company - 0.1%(1)
Invesco Government & Agency Portfolio - Institutional Class, 0.03% (7) (Cost $352,217)	352,217	$352,217

Total Investments - 125.5%(1) (Cost $486,114,058)		$502,373,230
Interest Rate Swap Contracts - (0.0)%(1)
$10,000,000 notional - net unrealized depreciation		(20,304)
Other Assets and Liabilities - (3.4)%(1)		(13,797,640)
Deferred Tax Asset - 13.0%(1)		52,052,354
Senior Notes - (21.0)%(1)		(83,893,333)
Line of Credit - (6.0)%(1)		(24,100,000)
Mandatory Redeemable Preferred Stock at Liquidation Value - (8.1)%(1)		(32,300,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$400,314,307

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	A portion of the security is segregated as collateral for the unrealized appreciation of interest rate swap contracts of $20,304.
(3)	Non-income producing security.
(4)	Restricted securities have a total fair value of $22,425,563, which represents 5.6% of net assets.
(5)	Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments.
(6)	Deemed to be an affiliate of the fund.
(7)	Rate indicated is the current yield as of August 31, 2021.

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of August 31, 2021.  These assets and liabilities are measured on a recurring basis.

TYG:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Master Limited Partnerships(a)	$285,924,629	$-	$-	$285,924,629
Common Stock(a)	184,144,408	-	-	184,144,408
Preferred Stock(a)	3,879,502	-	12,758,272	16,637,774
Corporate Bonds(a)	-	4,919,550	-	4,919,550
Private Investment(a)	-	-	9,667,291	9,667,291
Warrants(a)	727,361	-	-	727,361
Short-Term Investment(b)	352,217	-	-	352,217
Total Assets	$475,028,117	$4,919,550	$22,425,563	$502,373,230
Liabilities
Interest Rate Swap Contracts	$-	$20,304	$-	$20,304

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended August 31, 2021:

Preferred Stock	TYG
Balance – beginning of period	$34,068,604
Purchases	-
Return of capital	-
Sales	(21,758,000)
Total realized gain/loss	3,360,752
Change in unrealized gain/loss	(2,913,084)
Balance – end of period	$12,758,272

Private Investments	TYG
Balance – beginning of period	$10,365,844
Purchases	-
Return of capital	(1,000,000)
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	301,447
Balance – end of period	$9,667,291

Convertible Bond	TYG
Balance – beginning of period	$3,954,420
Purchases	-
Corporate actions	(1,307,000)
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	(2,647,420)
Balance – end of period	$-
TYG
Change in unrealized gain/loss on investments still held at August 31, 2021	$(2,611,637)